Receivables and Other Assets - Schedule of receivables and other assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Receivables related to collaboration agreements	$ 969	$ 907
Trade receivables related to product sales	125	96
Prepayments	81	65
Interest receivables	3	4
Interest rate swaps	10	0
Other receivables and assets	48	62
Total	1,236	1,134
Receivables and other assets - non-current	24	22
Receivables and other assets - current	$ 1,212	$ 1,112